Debt - Debt Maturities (Detail) - Long-term Debt and Capital Lease Obligations [Member] - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017		$ 40
2017 (remaining)	$ 36
2018	59	50
2019	55	47
2020	56	798
2021	57	1,549
Thereafter	6,455	4,222
Long-term debt and capital lease obligations, including current maturities	$ 6,718	$ 6,706